Vanguard Global Credit Bond Fund

Schedule of Investments (unaudited)
As of January 31, 2021

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on
Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

Australia (1.8%)
Corporate Bonds (1.8%)
1,2 Australia & New Zealand Banking Group Ltd.		2.950%	7/22/30	550	580
1	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	10	11
3	Macquarie Group Ltd.	3.250%	12/15/22	400	312
1	Macquarie Group Ltd.	1.340%	1/12/27	535	538
3,4 Macquarie Group Ltd., 3M Australian Bank Bill
	Rate + 1.150%	1.168%	12/15/22	600	460
3	Pacific National Finance Pty Ltd.	5.400%	5/12/27	370	323
3	Qantas Airways Ltd.	4.400%	10/10/23	310	250
5	Westpac Banking Corp.	1.450%	7/17/28	1,300	1,745
2,3 Westpac Banking Corp.		4.334%	8/16/29	500	413
2	Westpac Banking Corp.	2.894%	2/4/30	500	524
	Westpac Banking Corp.	2.963%	11/16/40	75	76
Total Australia (Cost $4,947)					5,232
Austria (0.3%)
Corporate Bonds (0.3%)
5	JAB Holdings BV	2.500%	4/17/27	200	275
5	JAB Holdings BV	3.375%	4/17/35	400	621
Total Austria (Cost $873)					896
Azerbaijan (0.2%)
Sovereign Bonds (0.2%)
	Republic of Azerbaijan	4.750%	3/18/24	600	657
Total Azerbaijan (Cost $638)					657

Belgium (0.5%)
Corporate Bonds (0.5%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch
	InBev Worldwide Inc.	4.700%	2/1/36	645	795
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	275	362
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	100	110
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	200	271
Total Belgium (Cost $1,422)					1,538
Brazil (0.5%)
Corporate Bonds (0.3%)
	Embraer Netherlands Finance BV	5.050%	6/15/25	700	734

Sovereign Bonds (0.2%)
2	Federative Republic of Brazil	4.750%	1/14/50	583	581
Total Brazil (Cost $1,273)					1,315
Canada (2.6%)
Corporate Bonds (1.5%)
1	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	55	56
1	1011778 BC ULC / New Red Finance Inc.	3.500%	2/15/29	10	10
1	1011778 BC ULC / New Red Finance Inc.	4.000%	10/15/30	18	18
1	Air Canada	7.750%	4/15/21	43	43

Canadian Natural Resources Ltd.	2.950%	1/15/23	150	156
Canadian Natural Resources Ltd.	3.800%	4/15/24	125	135
Canadian Natural Resources Ltd.	3.900%	2/1/25	110	121
Canadian Natural Resources Ltd.	3.850%	6/1/27	145	164
Canadian Natural Resources Ltd.	6.250%	3/15/38	60	79
Cenovus Energy Inc.	3.000%	8/15/22	25	26
Cenovus Energy Inc.	5.375%	7/15/25	26	29
Cenovus Energy Inc.	4.250%	4/15/27	7	8
Enbridge Inc.	3.700%	7/15/27	85	97
Enbridge Inc.	3.125%	11/15/29	130	140
Enbridge Inc.	4.000%	11/15/49	75	82
1 Great-West Lifeco US Finance 2020 LP	0.904%	8/12/25	415	415
1 Hudbay Minerals Inc.	6.125%	4/1/29	15	16
1 MEG Energy Corp.	6.500%	1/15/25	19	20
1 MEG Energy Corp.	5.875%	2/1/29	5	5
Nutrien Ltd.	4.125%	3/15/35	70	82
Suncor Energy Inc.	3.100%	5/15/25	340	368
Suncor Energy Inc.	6.500%	6/15/38	60	82
6 Toronto-Dominion Bank	2.850%	3/8/24	1,650	1,374
TransCanada PipeLines Ltd.	3.750%	10/16/23	200	215
TransCanada PipeLines Ltd.	4.625%	3/1/34	325	388
TransCanada PipeLines Ltd.	4.750%	5/15/38	125	152
TransCanada PipeLines Ltd.	4.875%	5/15/48	75	93
				4,374
Sovereign Bonds (1.1%)
6 Canada	1.000%	9/1/22	1,400	1,111
6 Canada	4.000%	6/1/41	385	445
6 Canada	2.750%	12/1/48	300	304
1 Ontario Teachers' Cadillac Fairview Properties
Trust	3.875%	3/20/27	800	891
1 Ontario Teachers' Cadillac Fairview Properties
Trust	4.125%	2/1/29	350	401

				3,152
Total Canada (Cost $7,013)				7,526
Chile (0.3%)
Sovereign Bonds (0.3%)
2 Republic of Chile	3.100%	1/22/61	750	759
Total Chile (Cost $747)				759

China (0.6%)
Sovereign Bonds (0.6%)
Sinopec Group Overseas Development 2017 Ltd.	3.625%	4/12/27	985	1,093
Sinopec Group Overseas Development 2017 Ltd.	3.250%	9/13/27	500	545
Total China (Cost $1,587)				1,638
Colombia (2.8%)
Sovereign Bonds (2.8%)
Ecopetrol SA	5.875%	9/18/23	525	583
Ecopetrol SA	5.375%	6/26/26	975	1,108
2 Republic of Colombia	4.500%	1/28/26	4,964	5,581
2 Republic of Colombia	4.500%	3/15/29	450	513
2 Republic of Colombia	5.625%	2/26/44	200	247
Total Colombia (Cost $7,807)				8,032
Costa Rica (0.1%)
Sovereign Bonds (0.1%)
2 Republic of Costa Rica	6.125%	2/19/31	310	311

Total Costa Rica (Cost $287)					311

Denmark (0.1%)
Corporate Bonds (0.1%)
1	Danske Bank A/S	1.171%	12/8/23	300	301
Total Denmark (Cost $300)					301

Dominican Republic (0.1%)
Sovereign Bonds (0.1%)
1	Dominican Republic International Bond	5.300%	1/21/41	375	385
Total Dominican Republic (Cost $375)					385

Ecuador (0.2%)
Sovereign Bonds (0.2%)
2	Repbulic of Ecuador	0.500%	7/31/30	100	54
1,2 Republic of Ecuador		0.000%	7/31/30	650	281
2	Republic of Ecuador	0.000%	7/31/30	700	302
Total Ecuador (Cost $660)					637
Finland (1.3%)
Corporate Bonds (1.3%)
5	Elenia Finance Oyj	0.375%	2/6/27	2,000	2,450
2,5 Sampo Oyj		3.375%	5/23/49	550	762
2,5 Sampo Oyj		2.500%	9/3/52	500	651
Total Finland (Cost $3,741)					3,863
France (2.8%)
Corporate Bonds (2.8%)
5	Banque Federative du Credit Mutuel SA	1.250%	5/26/27	1,500	1,959
5	Banque Federative du Credit Mutuel SA	0.100%	10/8/27	2,700	3,295
1,2 BNP Paribas SA		2.819%	11/19/25	580	618
1,2 BNP Paribas SA		2.219%	6/9/26	250	261
1	BNP Paribas SA	1.323%	1/13/27	200	201
1	BNP Paribas SA	2.824%	1/26/41	525	516
1	Credit Agricole SA	2.811%	1/11/41	375	370
7	Westfield America Management Ltd.	2.125%	3/30/25	613	856
Total France (Cost $7,908)					8,076
Germany (2.6%)
Corporate Bonds (1.3%)
1	Bayer US Finance II LLC	4.375%	12/15/28	275	323
2	Deutsche Bank AG	2.222%	9/18/24	150	154
	Deutsche Bank AG	2.129%	11/24/26	165	167
5	DVB Bank SE	1.250%	6/16/23	500	621
5	Volkswagen Financial Services AG	2.250%	10/16/26	1,200	1,609
3	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	500	399
1	Volkswagen Group of America Finance LLC	3.125%	5/12/23	200	211
1	Volkswagen Group of America Finance LLC	1.625%	11/24/27	150	151
					3,635
Sovereign Bonds (1.3%)
5	Federal Republic of Germany	0.000%	10/10/25	2,000	2,515
5	Federal Republic of Germany	0.500%	2/15/28	1,000	1,319

					3,834
Total Germany (Cost $7,200)					7,469
Hungary (0.4%)
Sovereign Bonds (0.4%)
5	Republic of Hungary	1.625%	4/28/32	700	926

5	Republic of Hungary	1.500%	11/17/50	260	316
Total Hungary (Cost $1,035)					1,242
India (0.4%)
Sovereign Bonds (0.4%)
	Export-Import Bank of India	3.875%	3/12/24	1,000	1,076
	Export-Import Bank of India	3.875%	2/1/28	200	219
Total India (Cost $1,257)					1,295
Indonesia (0.7%)
Sovereign Bonds (0.7%)
1,5 Perusahaan Listrik Negara PT		1.875%	11/5/31	370	448
	Perusahaan Penerbit SBSN Indonesia III	4.150%	3/29/27	600	684
5	Republic of Indonesia	1.750%	4/24/25	650	833
Total Indonesia (Cost $1,877)					1,965
Ireland (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
1,2 Trafigura Securitisation Finance plc 2018-1A		3.730%	3/15/22	425	433

Corporate Bonds (0.5%)
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.500%	9/15/23	455	492
	AerCap Ireland Capital DAC / AerCap Global
	Aviation Trust	4.450%	4/3/26	275	305
1	Avolon Holdings Funding Ltd.	2.125%	2/21/26	200	196
1	Avolon Holdings Funding Ltd.	4.250%	4/15/26	325	351
1	Virgin Media Vendor Financing Notes IV DAC	5.000%	7/15/28	15	16

					1,360
Total Ireland (Cost $1,677)					1,793
Israel (0.3%)
Sovereign Bonds (0.3%)
	State of Israel	3.375%	1/15/50	354	385
	State of Israel	4.500%	4/3/20	325	419
Total Israel (Cost $716)					804
Italy (0.5%)
Corporate Bonds (0.5%)
1	Intesa Sanpaolo SPA	3.250%	9/23/24	200	213
5	UniCredit SPA	1.200%	1/20/26	994	1,220
Total Italy (Cost $1,422)					1,433
Japan (1.5%)
Corporate Bonds (1.1%)
1	Nissan Motor Co. Ltd.	3.043%	9/15/23	450	472
5	Nissan Motor Co. Ltd.	2.652%	3/17/26	600	776
1	Nissan Motor Co. Ltd.	4.345%	9/17/27	500	550
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/28	225	254
1	Takeda Pharmaceutical Co. Ltd.	2.450%	1/18/22	200	204
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	250	276
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	300	308
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	300	305
					3,145
Sovereign Bonds (0.4%)
8	Japan	0.100%	6/20/24	65,000	625
8	Japan	0.100%	12/20/26	30,000	290
8	Japan	0.100%	6/20/29	10,000	96

8	Japan	1.700%	9/20/33	6,000	68

					1,079
Total Japan (Cost $4,077)					4,224
Kazakhstan (0.1%)
Sovereign Bonds (0.1%)
	Kazakhstan Temir Zholy Finance BV	6.950%	7/10/42	200	293
Total Kazakhstan (Cost $282)					293

Luxembourg (1.6%)
Corporate Bonds (1.6%)
1	Amaggi Luxembourg International Sarl	5.250%	1/28/28	460	462
5	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	2,850	3,494
5	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	600	768
Total Luxembourg (Cost $4,483)					4,724
Malaysia (0.5%)
Sovereign Bonds (0.5%)
	Petronas Capital Ltd.	3.500%	4/21/30	1,170	1,320
Total Malaysia (Cost $1,295)					1,320

Mexico (1.6%)
Corporate Bonds (0.4%)
	Grupo Bimbo SAB de CV	4.500%	1/25/22	1,000	1,038

Sovereign Bonds (1.2%)
5	United Mexican States	1.625%	4/8/26	730	931
	United Mexican States	4.500%	4/22/29	700	808
2	United Mexican States	4.750%	4/27/32	440	514
2,5 United Mexican States		1.450%	10/25/33	825	971
	United Mexican States	3.750%	4/19/71	300	282

					3,506
Total Mexico (Cost $4,452)					4,544
Morocco (0.3%)
Sovereign Bonds (0.3%)
1,5 Kingdom of Morocco		2.000%	9/30/30	670	834
Total Morocco (Cost $770)					834

Netherlands (0.3%)
Corporate Bonds (0.3%)
	Cooperatieve Rabobank UA	4.625%	12/1/23	250	278
1	OCI NV	5.250%	11/1/24	20	21
1	OCI NV	4.625%	10/15/25	10	10
	Shell International Finance BV	2.375%	11/7/29	190	200
	Shell International Finance BV	4.375%	5/11/45	70	87
	Shell International Finance BV	3.750%	9/12/46	250	287
1	Trivium Packaging Finance BV	5.500%	8/15/26	5	5
1	Trivium Packaging Finance BV	8.500%	8/15/27	27	29
Total Netherlands (Cost $905)					917
Panama (1.5%)
Sovereign Bonds (1.5%)
2	Republic of Panama	4.000%	9/22/24	350	385
2	Republic of Panama	3.750%	3/16/25	3,705	4,071

Total Panama (Cost $4,353)					4,456
Peru (0.3%)
Sovereign Bonds (0.3%)
	Republic of Peru	7.350%	7/21/25	180	228
2	Republic of Peru	2.392%	1/23/26	600	634
Total Peru (Cost $852)					862
Poland (0.0%)
Corporate Bonds (0.0%)
1	CANPACK SA / Eastern PA Land Investment
	Holding LLC	3.125%	11/1/25	8	8
Total Poland (Cost $8)					8

Romania (0.7%)
Sovereign Bonds (0.7%)
5	Republic of Romania	2.500%	2/8/30	500	665
5	Republic of Romania	3.375%	2/8/38	65	90
5	Republic of Romania	4.125%	3/11/39	355	537
5	Republic of Romania	2.625%	12/2/40	320	405
5	Republic of Romania	3.375%	1/28/50	225	307
Total Romania (Cost $1,880)					2,004
Russia (0.4%)
Sovereign Bonds (0.4%)
	Gazprom OAO Via Gaz Capital SA	6.510%	3/7/22	400	423
	Gazprom PJSC Via Gaz Capital SA	5.150%	2/11/26	600	683
Total Russia (Cost $1,077)					1,106
Saudi Arabia (0.4%)
Sovereign Bonds (0.4%)
9	KSA Sukuk Ltd.	3.628%	4/20/27	741	831
1	Saudi Arabian Oil Co.	2.250%	11/24/30	200	200
Total Saudi Arabia (Cost $998)					1,031
Serbia (0.5%)
Sovereign Bonds (0.5%)
5	Republic of Serbia	3.125%	5/15/27	350	473
1,5 Republic of Serbia		3.125%	5/15/27	611	827
Total Serbia (Cost $1,070)					1,300
South Africa (0.1%)
Sovereign Bonds (0.1%)
	Republic of South Africa	4.850%	9/27/27	300	318
Total South Africa (Cost $296)					318

South Korea (0.0%)
Corporate Bonds (0.0%)
1	Clark Equipment Co.	5.875%	6/1/25	13	14
Total South Korea (Cost $13)					14

Spain (1.1%)
Corporate Bonds (1.1%)
	Banco Santander SA	2.749%	12/3/30	270	274
5	IE2 Holdco SAU	2.875%	6/1/26	1,600	2,208
	Telefonica Emisiones SAU	4.103%	3/8/27	385	445
	Telefonica Emisiones SAU	4.665%	3/6/38	250	296

Total Spain (Cost $3,076)					3,223
Sweden (0.6%)
Corporate Bonds (0.6%)
5	Akelius Residential Property Financing BV	1.125%	1/11/29	494	619
5	Fastighets AB Balder	1.250%	1/28/28	890	1,100
Total Sweden (Cost $1,723)					1,719
Switzerland (0.7%)
Corporate Bonds (0.7%)
2,5 Argentum Netherlands BV for Zurich Insurance
	Co. Ltd.	2.750%	2/19/49	500	686
	Novartis Capital Corp.	2.000%	2/14/27	150	159
	Novartis Capital Corp.	2.750%	8/14/50	60	63
1	UBS Group Funding Jersey Ltd.	2.650%	2/1/22	400	409
1	UBS Group Funding Switzerland AG	4.125%	9/24/25	500	568
Total Switzerland (Cost $1,757)					1,885
United Arab Emirates (0.8%)
Sovereign Bonds (0.8%)
1	Emirate of Sharjah United Arab Emirates	4.000%	7/28/50	350	354
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	1,750	1,900
Total United Arab Emirates (Cost $2,259)					2,254
United Kingdom (6.7%)
Corporate Bonds (6.1%)
	AstraZeneca plc	4.000%	1/17/29	225	264
	AstraZeneca plc	1.375%	8/6/30	100	96
1	BAE Systems plc	1.900%	2/15/31	200	199
	Barclays plc	3.684%	1/10/23	265	273
	Barclays plc	4.375%	9/11/24	250	276
	Barclays plc	1.007%	12/10/24	440	442
2	Barclays plc	3.932%	5/7/25	300	328
	Barclays plc	5.200%	5/12/26	200	232
	Barclays plc	4.337%	1/10/28	275	315
	Barclays plc	3.564%	9/23/35	225	238
	BAT Capital Corp.	4.390%	8/15/37	625	689
	BAT Capital Corp.	4.540%	8/15/47	135	147
	BP Capital Markets plc	3.506%	3/17/25	50	55
	BP Capital Markets plc	3.279%	9/19/27	85	95
5	Cadent Finance plc	0.750%	3/11/32	1,000	1,249
	GlaxoSmithKline Capital plc	0.534%	10/1/23	200	200
	GlaxoSmithKline Capital plc	3.000%	6/1/24	250	270
7	Heathrow Funding Ltd.	6.750%	12/3/26	240	419
7	Heathrow Funding Ltd.	2.750%	10/13/29	102	146
2	HSBC Holdings plc	2.633%	11/7/25	260	275
2	HSBC Holdings plc	1.645%	4/18/26	275	280
2	HSBC Holdings plc	2.099%	6/4/26	255	264
	HSBC Holdings plc	1.589%	5/24/27	210	213
2,7 HSBC Holdings plc		3.000%	7/22/28	600	905
2	HSBC Holdings plc	2.013%	9/22/28	300	306
	HSBC Holdings plc	6.500%	9/15/37	125	178
1	INEOS Quattro Finance 2 plc	3.375%	1/15/26	10	10
	Lloyds Banking Group plc	2.858%	3/17/23	750	769
2	Lloyds Banking Group plc	3.870%	7/9/25	275	301
2,5 Nationwide Building Society		2.000%	7/25/29	2,100	2,661
	Natwest Group plc	3.875%	9/12/23	200	216
2	Natwest Group plc	4.269%	3/22/25	270	297

2	Natwest Group plc	3.073%	5/22/28	225	242
5	Phoenix Group Holdings	4.375%	1/24/29	440	614
7	Phoenix Group Holdings plc	5.867%	6/13/29	400	669
7	Phoenix Group Holdings plc	5.625%	4/28/31	200	334
	RELX Capital Inc.	3.000%	5/22/30	100	109
1	Rolls-Royce plc	3.625%	10/14/25	5	5
1	Rolls-Royce plc	5.750%	10/15/27	33	36
1,2 Standard Chartered plc		1.319%	10/14/23	250	253
1	Virgin Media Finance plc	5.000%	7/15/30	5	5
1	Vmed O2 UK Financing I plc	4.250%	1/31/31	15	15
	Vodafone Group plc	3.750%	1/16/24	190	207
	Vodafone Group plc	4.125%	5/30/25	310	352
10	Vodafone Group plc	5.250%	5/30/48	335	447
5	WPP Finance SA	2.375%	5/19/27	900	1,228
7	WPP Finance SA	3.750%	5/19/32	250	398
					17,522
Sovereign Bonds (0.6%)
7	United Kingdom	1.750%	9/7/37	300	478
7	United Kingdom	4.500%	12/7/42	180	429
7	United Kingdom	3.250%	1/22/44	150	308
7	United Kingdom	1.500%	7/22/47	250	393
7	United Kingdom	3.500%	7/22/68	90	257

					1,865
Total United Kingdom (Cost $18,355)					19,387
United States (50.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
1,2 BAMLL Commercial Mortgage Securities Trust
	2019-BPR	3.112%	11/5/32	100	100
2	COMM 2015-CCRE27 Mortgage Trust	4.454%	10/10/48	135	149
1,2 EDvestinU Private Education Loan Trust
	(EDVES) 2019-A	3.580%	11/25/38	68	72
1,2 Fair Square Issuance Trust FSIT_20-A		2.900%	9/20/24	100	101
2	GM Financial Automobile Leasing Trust 2020-1	2.280%	6/20/24	10	10
1,2 Houston Galleria Mall Trust 2015-HGLR		3.087%	3/5/37	203	207
1,2 Navient Student Loan Trust 2018-BA		3.610%	12/15/59	567	596
1,2 Santander Retail Auto Lease Trust 2020-A		2.520%	11/20/24	20	21
1,2 Santander Retail Auto Lease Trust 2020-B		1.980%	10/20/25	100	102
1,2 Tesla Auto Lease Trust 2018-B		4.360%	10/20/21	100	102
1,2 Textainer Marine Containers Limited 2019-A		3.960%	4/20/44	146	148
					1,608
Corporate Bonds (44.8%)
	3M Co.	3.700%	4/15/50	80	94
1	7-Eleven Inc.	0.950%	2/10/26	200	200
1	7-Eleven Inc.	1.300%	2/10/28	150	150
1	7-Eleven Inc.	1.800%	2/10/31	100	99
1	7-Eleven Inc.	2.800%	2/10/51	100	99
	Abbott Laboratories	4.900%	11/30/46	125	178
	AbbVie Inc.	2.600%	11/21/24	185	197
	AbbVie Inc.	3.600%	5/14/25	400	443
	AbbVie Inc.	2.950%	11/21/26	150	165
	AbbVie Inc.	4.050%	11/21/39	210	247
	AbbVie Inc.	4.875%	11/14/48	185	244
	AbbVie Inc.	4.250%	11/21/49	150	184
	Activision Blizzard Inc.	2.500%	9/15/50	250	228
	Adobe Inc.	2.150%	2/1/27	100	107
	AEP Transmission Co. LLC	4.250%	9/15/48	200	248

Affiliated Managers Group Inc.	3.300%	6/15/30	265	287
Air Lease Corp.	2.875%	1/15/26	125	132
Air Lease Corp.	3.750%	6/1/26	100	110
Air Lease Corp.	3.125%	12/1/30	150	152
Air Products & Chemicals Inc.	2.700%	5/15/40	125	130
1 Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer	4.250%	10/15/27	5	5
1 Alliant Holdings Intermediate LLC / Alliant
Holdings Co-Issuer	6.750%	10/15/27	5	5
Allina Health System	3.887%	4/15/49	265	315
1 Allison Transmission Inc.	4.750%	10/1/27	34	36
1 Allison Transmission Inc.	3.750%	1/30/31	22	22
Ally Financial Inc.	1.450%	10/2/23	120	122
Alphabet Inc.	1.900%	8/15/40	330	310
Altria Group Inc.	2.350%	5/6/25	132	139
Altria Group Inc.	4.400%	2/14/26	194	223
Altria Group Inc.	4.800%	2/14/29	390	463
Altria Group Inc.	5.375%	1/31/44	55	69
Altria Group Inc.	5.950%	2/14/49	100	135
Altria Group Inc.	4.450%	5/6/50	40	46
Amazon.com Inc.	2.500%	6/3/50	175	172
Ameren Corp.	2.500%	9/15/24	100	106
Ameren Corp.	3.500%	1/15/31	150	170
Ameren Illinois Co.	1.550%	11/15/30	70	69
Ameren Illinois Co.	4.150%	3/15/46	75	92
1 American Builders & Contractors Supply Co. Inc.	5.875%	5/15/26	5	5
1 American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	25	26
American Express Co.	3.000%	10/30/24	375	407
American Honda Finance Corp.	0.650%	9/8/23	350	352
American Honda Finance Corp.	1.200%	7/8/25	66	67
American International Group Inc.	4.500%	7/16/44	140	170
American International Group Inc.	4.800%	7/10/45	57	72
American International Group Inc.	4.375%	6/30/50	152	187
American Tower Corp.	3.375%	10/15/26	170	189
American Tower Corp.	1.500%	1/31/28	210	209
Amgen Inc.	2.200%	2/21/27	125	132
Amgen Inc.	3.150%	2/21/40	155	165
Amgen Inc.	5.150%	11/15/41	61	82
Amgen Inc.	3.375%	2/21/50	125	134
Amgen Inc.	4.663%	6/15/51	65	86
1 Amgen Inc.	2.770%	9/1/53	172	168
1 Antero Resources Corp.	7.625%	2/1/29	15	15
Anthem Inc.	3.650%	12/1/27	375	432
Anthem Inc.	3.125%	5/15/50	190	198
Aon plc	4.600%	6/14/44	35	45
Aon plc	4.750%	5/15/45	70	91
Appalachian Power Co.	4.500%	3/1/49	100	125
Apple Inc.	3.850%	8/4/46	331	402
1 Aramark Services Inc.	6.375%	5/1/25	10	11
Aramark Services Inc.	4.750%	6/1/26	60	61
1 Arconic Corp.	6.000%	5/15/25	7	8
1 Ardagh Packaging Finance plc / Ardagh
Holdings USA Inc.	5.250%	4/30/25	14	15
1 Ardagh Packaging Finance plc / Ardagh
Holdings USA Inc.	5.250%	8/15/27	25	26
Asbury Automotive Group Inc.	4.500%	3/1/28	37	38
Asbury Automotive Group Inc.	4.750%	3/1/30	34	36
AT&T Inc.	3.600%	7/15/25	5	6

AT&T Inc.	3.800%	2/15/27	190	217
AT&T Inc.	2.300%	6/1/27	160	168
AT&T Inc.	4.350%	3/1/29	343	402
AT&T Inc.	4.300%	2/15/30	56	65
AT&T Inc.	4.500%	5/15/35	65	77
AT&T Inc.	4.900%	8/15/37	55	67
AT&T Inc.	3.650%	6/1/51	530	530
1 AT&T Inc.	3.550%	9/15/55	123	117
1 AT&T Inc.	3.800%	12/1/57	356	356
1 Athene Global Funding	0.950%	1/8/24	195	195
5 Athene Global Funding	1.125%	9/2/25	2,170	2,724
7 Athene Global Funding	1.750%	11/24/27	900	1,264
AutoZone Inc.	3.625%	4/15/25	375	417
AutoZone Inc.	1.650%	1/15/31	207	202
1 Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV	4.750%	6/15/27	10	10
Ball Corp.	5.000%	3/15/22	10	10
Ball Corp.	4.875%	3/15/26	10	11
Ball Corp.	2.875%	8/15/30	27	27
2 Bank of America Corp.	3.864%	7/23/24	350	379
2 Bank of America Corp.	0.810%	10/24/24	285	286
Bank of America Corp.	4.000%	1/22/25	75	84
2 Bank of America Corp.	0.981%	9/25/25	700	705
2 Bank of America Corp.	3.366%	1/23/26	239	262
2 Bank of America Corp.	1.319%	6/19/26	135	136
2 Bank of America Corp.	3.419%	12/20/28	355	398
2 Bank of America Corp.	3.194%	7/23/30	265	291
2 Bank of America Corp.	2.496%	2/13/31	225	235
2 Bank of America Corp.	1.898%	7/23/31	115	114
2 Bank of America Corp.	2.676%	6/19/41	170	169
Bank of America Corp.	4.875%	4/1/44	75	100
2 Bank of America Corp.	4.443%	1/20/48	35	44
2 Bank of America Corp.	4.083%	3/20/51	150	181
2 Bank of America Corp.	2.831%	10/24/51	100	99
1 Bausch Health Cos. Inc.	5.500%	11/1/25	6	6
1 Bausch Health Cos. Inc.	5.750%	8/15/27	14	15
1 Bausch Health Cos. Inc.	7.000%	1/15/28	40	43
Becton Dickinson & Co.	4.685%	12/15/44	40	51
Becton Dickinson & Co.	4.669%	6/6/47	40	51
1 Berkshire Hathaway Energy Co.	3.700%	7/15/30	130	150
1 Berkshire Hathaway Energy Co.	2.850%	5/15/51	50	50
Berkshire Hathaway Finance Corp.	4.200%	8/15/48	45	57
5 Berkshire Hathaway Inc.	0.500%	1/15/41	483	558
1 Berry Global Inc.	4.875%	7/15/26	28	30
1 Berry Global Inc.	5.625%	7/15/27	18	19
1 Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	21	23
Biogen Inc.	3.150%	5/1/50	200	201
BlackRock Inc.	1.900%	1/28/31	160	163
Block Financial LLC	3.875%	8/15/30	90	96
Boeing Co.	2.700%	5/1/22	45	46
Boeing Co.	2.800%	3/1/24	30	32
Boeing Co.	4.875%	5/1/25	465	525
Boeing Co.	2.750%	2/1/26	310	325
Boeing Co.	2.250%	6/15/26	10	10
Boeing Co.	5.150%	5/1/30	246	292
Boeing Co.	5.705%	5/1/40	70	89
Boeing Co.	5.805%	5/1/50	150	197
Boeing Co.	5.930%	5/1/60	70	94

BorgWarner Inc.	2.650%	7/1/27	670	721
Boston Scientific Corp.	1.900%	6/1/25	131	137
Boston Scientific Corp.	3.750%	3/1/26	500	564
Boston Scientific Corp.	4.000%	3/1/29	85	98
Boston Scientific Corp.	4.700%	3/1/49	50	66
BP Capital Markets America Inc.	3.216%	11/28/23	390	417
BP Capital Markets America Inc.	3.017%	1/16/27	120	132
BP Capital Markets America Inc.	3.588%	4/14/27	250	283
BP Capital Markets America Inc.	4.234%	11/6/28	45	53
BP Capital Markets America Inc.	3.000%	2/24/50	30	29
Bristol-Myers Squibb Co.	3.200%	6/15/26	290	325
Bristol-Myers Squibb Co.	3.900%	2/20/28	50	59
Bristol-Myers Squibb Co.	3.400%	7/26/29	300	345
Brixmor Operating Partnership LP	4.050%	7/1/30	275	310
Broadcom Corp. / Broadcom Cayman Finance
Ltd.	3.875%	1/15/27	156	174
Broadcom Inc.	4.700%	4/15/25	110	126
1 Broadcom Inc.	1.950%	2/15/28	50	50
Broadcom Inc.	5.000%	4/15/30	120	143
1 Burlington Coat Factory Warehouse Corp.	6.250%	4/15/25	23	25
Burlington Northern Santa Fe LLC	5.750%	5/1/40	175	252
Burlington Northern Santa Fe LLC	3.550%	2/15/50	140	163
1 Calpine Corp.	4.500%	2/15/28	65	66
1 Cameron LNG LLC	3.701%	1/15/39	180	198
2 Capital One Bank USA NA	2.280%	1/28/26	300	313
1 Cargo Aircraft Management Inc.	4.750%	2/1/28	15	16
1 Carnival Corp.	11.500%	4/1/23	22	25
1 Carnival Corp.	7.625%	3/1/26	9	10
Carrier Global Corp.	3.377%	4/5/40	210	223
Caterpillar Financial Services Corp.	0.450%	9/14/23	416	417
Caterpillar Financial Services Corp.	1.100%	9/14/27	470	469
Cboe Global Markets Inc.	1.625%	12/15/30	260	258
CDW LLC / CDW Finance Corp.	4.125%	5/1/25	15	16
CDW LLC / CDW Finance Corp.	4.250%	4/1/28	27	28
CDW LLC / CDW Finance Corp.	3.250%	2/15/29	15	15
Centene Corp.	4.750%	1/15/25	15	15
Centene Corp.	3.000%	10/15/30	25	26
CenterPoint Energy Inc.	4.250%	11/1/28	75	88
CenterPoint Energy Inc.	2.950%	3/1/30	10	11
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.500%	2/1/24	420	464
Charter Communications Operating LLC /
Charter Communications Operating Capital	4.800%	3/1/50	200	227
Charter Communications Operating LLC /
Charter Communications Operating Capital	3.700%	4/1/51	250	246
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	420	486
1 Cheniere Energy Inc.	4.625%	10/15/28	25	26
Chevron Corp.	2.236%	5/11/30	75	78
1 Chevron Phillips Chemical Co LLC / Chevron
Phillips Chemical Co LP	3.400%	12/1/26	275	307
Chevron USA Inc.	3.250%	10/15/29	50	56
Chevron USA Inc.	4.200%	10/15/49	40	49
Chevron USA Inc.	2.343%	8/12/50	70	63
Children's Hospital of Philadelphia	2.704%	7/1/50	150	149
Chubb INA Holdings Inc.	1.375%	9/15/30	200	195
Chubb INA Holdings Inc.	4.350%	11/3/45	210	275
1 Churchill Downs Inc.	5.500%	4/1/27	35	37
1 Churchill Downs Inc.	4.750%	1/15/28	34	35

Cigna Corp.	4.800%	8/15/38	255	322
Cigna Corp.	3.400%	3/15/50	150	161
Cimarex Energy Co.	4.375%	3/15/29	30	34
Citigroup Inc.	3.200%	10/21/26	246	272
2 Citigroup Inc.	3.668%	7/24/28	329	372
2 Citigroup Inc.	2.976%	11/5/30	250	269
Citigroup Inc.	4.650%	7/23/48	95	125
City of Hope	4.378%	8/15/48	160	201
1 Clarios Global LP	6.750%	5/15/25	5	5
1 Clean Harbors Inc.	4.875%	7/15/27	25	26
1 Clean Harbors Inc.	5.125%	7/15/29	10	11
Clearway Energy Operating LLC	5.000%	9/15/26	16	17
1 Clearway Energy Operating LLC	4.750%	3/15/28	29	31
CMS Energy Corp.	3.450%	8/15/27	350	394
CNH Industrial Capital LLC	1.950%	7/2/23	200	206
CNH Industrial Capital LLC	1.875%	1/15/26	390	405
1 CNX Resources Corp.	6.000%	1/15/29	25	26
Coca-Cola Co.	1.000%	3/15/28	325	320
1 Colt Merger Sub Inc.	5.750%	7/1/25	2	2
1 Colt Merger Sub Inc.	8.125%	7/1/27	13	14
Comcast Corp.	3.150%	2/15/28	225	250
Comcast Corp.	4.150%	10/15/28	70	83
Comcast Corp.	2.650%	2/1/30	275	294
Comcast Corp.	4.400%	8/15/35	155	191
Comcast Corp.	3.250%	11/1/39	145	157
Comcast Corp.	4.500%	1/15/43	140	177
Comcast Corp.	4.700%	10/15/48	134	177
Comcast Corp.	4.950%	10/15/58	85	121
Commercial Metals Co.	3.875%	2/15/31	15	15
CommonSpirit Health	2.760%	10/1/24	100	107
Commonwealth Edison Co.	3.800%	10/1/42	115	134
1 CommScope Finance LLC	8.250%	3/1/27	12	13
1 CommScope Inc.	6.000%	3/1/26	8	8
1 CommScope Inc.	7.125%	7/1/28	26	28
Conagra Brands Inc.	4.850%	11/1/28	175	214
Concho Resources Inc.	3.750%	10/1/27	65	73
Concho Resources Inc.	2.400%	2/15/31	40	41
Concho Resources Inc.	4.875%	10/1/47	30	40
Connecticut Light & Power Co.	3.200%	3/15/27	520	580
Connecticut Light & Power Co.	4.000%	4/1/48	80	100
ConocoPhillips Co.	4.950%	3/15/26	90	107
ConocoPhillips Co.	4.300%	11/15/44	65	80
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	100	118
Constellation Brands Inc.	3.200%	2/15/23	40	42
Constellation Brands Inc.	3.150%	8/1/29	400	438
Constellation Brands Inc.	3.750%	5/1/50	150	170
Corporate Office Properties LP	2.250%	3/15/26	175	182
1 Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.	6.000%	2/1/29	6	6
Crown Castle International Corp.	3.700%	6/15/26	555	621
Crown Castle International Corp.	5.200%	2/15/49	105	139
1 CSC Holdings LLC	5.375%	2/1/28	40	43
1 CSC Holdings LLC	5.750%	1/15/30	20	22
1 CSC Holdings LLC	4.625%	12/1/30	16	16
CSX Corp.	4.750%	11/15/48	240	317
CVS Health Corp.	3.700%	3/9/23	100	107
CVS Health Corp.	3.000%	8/15/26	400	440
CVS Health Corp.	4.780%	3/25/38	190	234

	CVS Health Corp.	4.125%	4/1/40	260	301
	CVS Health Corp.	2.700%	8/21/40	100	97
	CVS Health Corp.	5.050%	3/25/48	75	98
	CVS Health Corp.	4.250%	4/1/50	100	120
1	DaVita Inc.	4.625%	6/1/30	25	26
1	DaVita Inc.	3.750%	2/15/31	15	15
	DCP Midstream Operating LP	5.625%	7/15/27	6	7
1	Dell International LLC / EMC Corp.	6.020%	6/15/26	80	96
1	Dell International LLC / EMC Corp.	6.100%	7/15/27	120	149
1	Dell International LLC / EMC Corp.	6.200%	7/15/30	18	23
1	Dell International LLC / EMC Corp.	8.100%	7/15/36	300	439
1	Dell International LLC / EMC Corp.	8.350%	7/15/46	50	74
	Delta Air Lines Inc.	2.900%	10/28/24	12	12
1	Delta Air Lines Inc.	7.000%	5/1/25	40	46
1,2 Delta Air Lines Inc. / SkyMiles IP Ltd.		4.500%	10/20/25	40	43
1,2 Delta Air Lines Inc. / SkyMiles IP Ltd.		4.750%	10/20/28	420	465
	Devon Energy Corp.	5.850%	12/15/25	40	47
	Devon Energy Corp.	5.600%	7/15/41	30	36
	DH Europe Finance II Sarl	2.600%	11/15/29	125	134
	DH Europe Finance II Sarl	3.400%	11/15/49	200	222
	Diamondback Energy Inc.	4.750%	5/31/25	30	34
	Diamondback Energy Inc.	3.250%	12/1/26	255	274
	Diamondback Energy Inc.	3.500%	12/1/29	120	127
	Discovery Communications LLC	4.900%	3/11/26	390	457
	Discovery Communications LLC	4.650%	5/15/50	55	66
1	Discovery Communications LLC	4.000%	9/15/55	177	190
	Dominion Energy Inc.	3.300%	3/15/25	70	77
	Dominion Energy Inc.	4.250%	6/1/28	65	77
	Dominion Energy Inc.	3.375%	4/1/30	35	39
	Dominion Energy Inc.	4.050%	9/15/42	170	198
	Dominion Energy Inc.	4.700%	12/1/44	130	166
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	80	104
1	Double Eagle III Midco 1 LLC / Double Eagle
	Finance Corp.	7.750%	12/15/25	25	26
5	Dow Chemical Co.	1.125%	3/15/32	900	1,116
	Dow Chemical Co.	4.375%	11/15/42	180	215
	DTE Electric Co.	2.250%	3/1/30	145	153
	DTE Electric Co.	3.700%	6/1/46	75	88
	DTE Electric Co.	2.950%	3/1/50	85	91
	DTE Energy Co.	2.600%	6/15/22	580	597
	DTE Energy Co.	1.050%	6/1/25	165	166
	Duke Energy Carolinas LLC	5.300%	2/15/40	20	28
	Duke Energy Carolinas LLC	4.250%	12/15/41	255	313
	Duke Energy Florida LLC	1.750%	6/15/30	50	50
	Duke Energy Florida LLC	3.400%	10/1/46	65	73
	Duke Energy Indiana LLC	2.750%	4/1/50	75	74
	Duke Energy Progress LLC	4.100%	5/15/42	130	158
	DuPont de Nemours Inc.	4.205%	11/15/23	270	297
	DuPont de Nemours Inc.	4.493%	11/15/25	195	227
	DuPont de Nemours Inc.	5.319%	11/15/38	40	53
1	Element Solutions Inc.	3.875%	9/1/28	17	17
	Eli Lilly and Co.	2.500%	9/15/60	100	95
	Enbridge Energy Partners LP	5.500%	9/15/40	50	61
	Encompass Health Corp.	4.500%	2/1/28	26	27
	Encompass Health Corp.	4.625%	4/1/31	6	6
1	Endeavor Energy Resources LP / EER Finance
	Inc.	6.625%	7/15/25	4	4

1 Endeavor Energy Resources LP / EER Finance
Inc.	5.750%	1/30/28	15	16
Energy Transfer Operating LP	3.750%	5/15/30	80	84
Energy Transfer Operating LP	6.250%	4/15/49	70	83
Energy Transfer Partners LP	6.050%	6/1/41	65	74
Energy Transfer Partners LP	6.500%	2/1/42	100	120
1 EnLink Midstream LLC	5.625%	1/15/28	7	7
Enstar Group Ltd.	4.950%	6/1/29	250	288
Entergy Louisiana LLC	3.250%	4/1/28	300	336
Entergy Louisiana LLC	2.900%	3/15/51	150	154
Entergy Texas Inc.	4.000%	3/30/29	75	87
Entergy Texas Inc.	3.550%	9/30/49	100	111
Enterprise Products Operating LLC	5.950%	2/1/41	80	107
Enterprise Products Operating LLC	4.850%	3/15/44	185	223
Enterprise Products Operating LLC	4.900%	5/15/46	30	37
Enterprise Products Operating LLC	4.250%	2/15/48	75	84
Enterprise Products Operating LLC	4.800%	2/1/49	75	91
EOG Resources Inc.	4.375%	4/15/30	30	36
EOG Resources Inc.	3.900%	4/1/35	20	23
1 EQM Midstream Partners LP	6.500%	7/1/27	16	17
1 EQM Midstream Partners LP	4.500%	1/15/29	10	10
EQT Corp.	3.000%	10/1/22	4	4
EQT Corp.	5.000%	1/15/29	25	27
Equitable Holdings Inc.	5.000%	4/20/48	40	51
Essex Portfolio LP	4.500%	3/15/48	60	75
Everest Reinsurance Holdings Inc.	3.500%	10/15/50	150	164
Evergy Inc.	2.900%	9/15/29	375	405
Exelon Corp.	3.400%	4/15/26	40	45
Exelon Corp.	4.450%	4/15/46	345	423
1 Expedia Group Inc.	6.250%	5/1/25	12	14
Exxon Mobil Corp.	2.610%	10/15/30	250	266
5 Exxon Mobil Corp.	1.408%	6/26/39	800	1,008
Exxon Mobil Corp.	4.227%	3/19/40	155	186
Exxon Mobil Corp.	4.114%	3/1/46	130	153
Federal Realty Investment Trust	3.950%	1/15/24	375	409
FedEx Corp.	3.800%	5/15/25	100	112
FedEx Corp.	3.875%	8/1/42	30	34
FedEx Corp.	5.250%	5/15/50	100	135
Fiserv Inc.	3.500%	7/1/29	150	169
Fiserv Inc.	4.400%	7/1/49	60	75
Florida Power & Light Co.	4.125%	2/1/42	55	68
Florida Power & Light Co.	3.800%	12/15/42	150	180
Florida Power & Light Co.	3.150%	10/1/49	75	83
FMC Corp.	4.500%	10/1/49	30	38
Ford Motor Credit Co. LLC	3.087%	1/9/23	13	13
Ford Motor Credit Co. LLC	5.125%	6/16/25	10	11
Ford Motor Credit Co. LLC	4.134%	8/4/25	5	5
Ford Motor Credit Co. LLC	3.375%	11/13/25	75	76
Ford Motor Credit Co. LLC	4.125%	8/17/27	22	23
Ford Motor Credit Co. LLC	3.815%	11/2/27	12	12
Fox Corp.	3.050%	4/7/25	20	22
Fox Corp.	5.476%	1/25/39	255	338
Freeport-McMoRan Inc.	4.375%	8/1/28	10	11
Freeport-McMoRan Inc.	4.625%	8/1/30	20	22
1 Front Range BidCo Inc.	4.000%	3/1/27	22	22
1 Front Range BidCo Inc.	6.125%	3/1/28	20	21
1 Frontier Communications Corp.	5.875%	10/15/27	7	8
1 Frontier Communications Corp.	5.000%	5/1/28	31	32

1	Frontier Communications Corp.	6.750%	5/1/29	10	11
	FS KKR Capital Corp.	3.400%	1/15/26	220	220
1	Gartner Inc.	4.500%	7/1/28	16	17
1	Gartner Inc.	3.750%	10/1/30	7	7
1	GE Capital Funding LLC	3.450%	5/15/25	225	247
1	GE Capital Funding LLC	4.400%	5/15/30	275	319
	General Dynamics Corp.	3.250%	4/1/25	40	44
	General Dynamics Corp.	3.750%	5/15/28	430	497
	General Dynamics Corp.	4.250%	4/1/40	95	120
	General Dynamics Corp.	3.600%	11/15/42	85	100
	General Electric Co.	3.450%	5/1/27	205	230
	General Electric Co.	4.350%	5/1/50	55	63
1	General Mills Inc.	3.000%	2/1/51	225	237
	General Motors Co.	5.400%	10/2/23	146	163
	General Motors Co.	6.125%	10/1/25	150	181
	General Motors Co.	5.200%	4/1/45	100	123
	General Motors Financial Co. Inc.	3.150%	6/30/22	400	413
	General Motors Financial Co. Inc.	5.200%	3/20/23	205	224
	General Motors Financial Co. Inc.	3.500%	11/7/24	400	434
	General Motors Financial Co. Inc.	2.750%	6/20/25	135	143
	General Motors Financial Co. Inc.	1.250%	1/8/26	200	199
	General Motors Financial Co. Inc.	4.350%	1/17/27	208	238
	Genesis Energy LP / Genesis Energy Finance
	Corp.	8.000%	1/15/27	6	6
1	Georgia-Pacific LLC	1.750%	9/30/25	245	255
	Gilead Sciences Inc.	0.750%	9/29/23	340	340
	Gilead Sciences Inc.	2.950%	3/1/27	100	110
	Gilead Sciences Inc.	1.200%	10/1/27	80	80
	Gilead Sciences Inc.	4.150%	3/1/47	100	119
	Gilead Sciences Inc.	2.800%	10/1/50	50	48
2	Goldman Sachs Group Inc.	2.905%	7/24/23	800	828
	Goldman Sachs Group Inc.	3.750%	5/22/25	624	693
2	Goldman Sachs Group Inc.	4.223%	5/1/29	135	158
	Goldman Sachs Group Inc.	1.992%	1/27/32	320	320
2	Goldman Sachs Group Inc.	4.411%	4/23/39	140	173
3,4 Goldman Sachs Group Inc., 3M Australian Bank
	Bill Rate + 1.550%	1.560%	5/2/24	300	235
	Goodyear Tire & Rubber Co.	9.500%	5/31/25	12	13
	Goodyear Tire & Rubber Co.	4.875%	3/15/27	43	44
1	Graphic Packaging International LLC	3.500%	3/15/28	15	16
1	Graphic Packaging International LLC	3.500%	3/1/29	7	7
1	H&E Equipment Services Inc.	3.875%	12/15/28	35	35
	HCA Inc.	5.375%	2/1/25	45	50
	HCA Inc.	5.250%	6/15/26	95	112
	HCA Inc.	5.375%	9/1/26	15	17
	HCA Inc.	4.125%	6/15/29	130	150
	HCA Inc.	3.500%	9/1/30	4	4
	HCA Inc.	5.250%	6/15/49	105	134
1	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	5	5
1	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	6	6
1	Hill-Rom Holdings Inc.	5.000%	2/15/25	15	15
1	Hill-Rom Holdings Inc.	4.375%	9/15/27	45	47
	Hillenbrand Inc.	5.750%	6/15/25	7	8
1	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	72	76
1	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	10	11
1	Hilton Domestic Operating Co. Inc.	4.000%	5/1/31	30	31
	Home Depot Inc.	2.800%	9/14/27	55	61
	Home Depot Inc.	3.900%	12/6/28	96	114

	Home Depot Inc.	2.950%	6/15/29	100	111
	Home Depot Inc.	1.375%	3/15/31	150	147
	Home Depot Inc.	4.250%	4/1/46	30	38
	Home Depot Inc.	3.900%	6/15/47	225	273
	Home Depot Inc.	4.500%	12/6/48	75	99
	Honeywell International Inc.	1.350%	6/1/25	445	458
	Honeywell International Inc.	2.800%	6/1/50	155	163
	Howmet Aerospace Inc.	6.875%	5/1/25	15	17
1	Ingevity Corp.	3.875%	11/1/28	15	15
	Intel Corp.	3.150%	5/11/27	300	336
	Intel Corp.	4.750%	3/25/50	135	182
	Intercontinental Exchange Inc.	0.700%	6/15/23	160	161
	Intercontinental Exchange Inc.	2.650%	9/15/40	190	188
	Intercontinental Exchange Inc.	3.000%	9/15/60	100	101
	International Business Machines Corp.	3.300%	5/15/26	160	179
1	International Game Technology plc	6.250%	1/15/27	3	3
1	International Game Technology plc	5.250%	1/15/29	12	13
	International Paper Co.	7.300%	11/15/39	60	95
	International Paper Co.	4.350%	8/15/48	40	51
	Interpublic Group of Cos. Inc.	3.750%	2/15/23	491	523
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	100	119
	Interpublic Group of Cos. Inc.	5.400%	10/1/48	25	33
	Intuit Inc.	0.950%	7/15/25	190	192
	Intuit Inc.	1.350%	7/15/27	120	122
	Invesco Finance plc	5.375%	11/30/43	55	72
	Johnson & Johnson	2.450%	9/1/60	150	147
	Johnson Controls International plc	5.125%	9/14/45	28	38
2	JPMorgan Chase & Co.	4.023%	12/5/24	530	580
2	JPMorgan Chase & Co.	3.540%	5/1/28	534	606
2	JPMorgan Chase & Co.	3.509%	1/23/29	30	34
2	JPMorgan Chase & Co.	4.005%	4/23/29	288	332
2,5 JPMorgan Chase & Co.		1.047%	11/4/32	845	1,085
2	JPMorgan Chase & Co.	3.882%	7/24/38	290	340
	JPMorgan Chase & Co.	2.525%	11/19/41	190	187
2	JPMorgan Chase & Co.	3.964%	11/15/48	70	84
2	JPMorgan Chase & Co.	3.109%	4/22/51	105	112
	Kaiser Foundation Hospitals	3.150%	5/1/27	647	732
	Kellogg Co.	4.500%	4/1/46	115	146
	Keurig Dr Pepper Inc.	5.085%	5/25/48	50	68
	Kimberly-Clark Corp.	1.050%	9/15/27	175	176
	Kimberly-Clark Corp.	3.100%	3/26/30	100	113
	Kimco Realty Corp.	3.300%	2/1/25	30	33
	Kimco Realty Corp.	4.250%	4/1/45	150	173
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	300	331
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	160	200
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	70	86
	Kinder Morgan Inc.	5.300%	12/1/34	225	273
	Kinder Morgan Inc.	5.550%	6/1/45	25	31
	Kraft Heinz Foods Co.	3.875%	5/15/27	20	22
1	Kraton Polymers LLC / Kraton Polymers Capital
	Corp.	4.250%	12/15/25	11	11
	Kroger Co.	2.650%	10/15/26	265	289
	Kroger Co.	3.700%	8/1/27	125	144
	Kroger Co.	2.200%	5/1/30	100	104
	Kroger Co.	3.875%	10/15/46	275	313
	Kroger Co.	4.450%	2/1/47	200	246
1	L Brands Inc.	6.875%	7/1/25	5	5
	L3Harris Technologies Inc.	4.400%	6/15/28	210	249

L3Harris Technologies Inc.	1.800%	1/15/31	230	230
L3Harris Technologies Inc.	5.054%	4/27/45	30	40
Laboratory Corp. of America Holdings	3.250%	9/1/24	200	217
1 Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.	5.250%	10/1/25	2	2
1 Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.	4.250%	2/1/27	12	12
Lamar Media Corp.	5.750%	2/1/26	10	10
Lamar Media Corp.	3.750%	2/15/28	22	22
Lamar Media Corp.	4.875%	1/15/29	7	7
Lamar Media Corp.	4.000%	2/15/30	14	14
1 Lamar Media Corp.	3.625%	1/15/31	15	15
1 Lamb Weston Holdings Inc.	4.625%	11/1/24	10	10
1 Lamb Weston Holdings Inc.	4.875%	11/1/26	31	32
1 Lamb Weston Holdings Inc.	4.875%	5/15/28	10	11
1 Legends Hospitality Holding Co. LLC / Legends
Hospitality Co-Issuer Inc.	5.000%	2/1/26	20	20
Lennar Corp.	5.250%	6/1/26	40	47
1 Level 3 Financing Inc.	4.625%	9/15/27	67	70
1 Level 3 Financing Inc.	4.250%	7/1/28	10	10
1 Level 3 Financing Inc.	3.625%	1/15/29	20	20
1 Lithia Motors Inc.	4.625%	12/15/27	15	16
1 Lithia Motors Inc.	4.375%	1/15/31	5	5
1 Live Nation Entertainment Inc.	5.625%	3/15/26	3	3
1 Live Nation Entertainment Inc.	6.500%	5/15/27	9	10
1 Live Nation Entertainment Inc.	4.750%	10/15/27	13	13
1 Live Nation Entertainment Inc.	3.750%	1/15/28	16	16
Lockheed Martin Corp.	3.800%	3/1/45	165	197
Lockheed Martin Corp.	4.700%	5/15/46	40	54
Lowe's Cos. Inc.	3.100%	5/3/27	305	340
Lowe's Cos. Inc.	1.300%	4/15/28	100	99
Lowe's Cos. Inc.	4.050%	5/3/47	55	65
LYB International Finance III LLC	2.875%	5/1/25	85	91
LYB International Finance III LLC	3.375%	5/1/30	150	166
LYB International Finance III LLC	3.375%	10/1/40	190	196
Magellan Midstream Partners LP	4.200%	10/3/47	45	50
Marathon Oil Corp.	5.200%	6/1/45	20	23
Marathon Petroleum Corp.	4.750%	12/15/23	195	215
Marathon Petroleum Corp.	4.700%	5/1/25	230	262
Marathon Petroleum Corp.	3.800%	4/1/28	100	111
Marathon Petroleum Corp.	4.750%	9/15/44	40	46
Marriott International Inc.	4.625%	6/15/30	25	29
McDonald's Corp.	3.625%	9/1/49	150	169
McDonald's Corp.	4.200%	4/1/50	175	215
McKesson Corp.	3.950%	2/16/28	150	173
5 Medtronic Global Holdings SCA	1.375%	10/15/40	510	658
Merck & Co. Inc.	3.400%	3/7/29	210	240
MetLife Inc.	4.125%	8/13/42	75	92
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	5.625%	5/1/24	8	9
1 MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	4.625%	6/15/25	35	37
MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	4.500%	9/1/26	27	29
1 MGM Growth Properties Operating Partnership
LP / MGP Finance Co -Issuer Inc.	3.875%	2/15/29	15	15
Microsoft Corp.	2.525%	6/1/50	250	252

1,2 Mileage Plus Holdings LLC / Mileage Plus
	Intellectual Property Assets Ltd.	6.500%	6/20/27	46	50
	Mondelez International Inc.	1.875%	10/15/32	185	184
	Morgan Stanley	3.125%	1/23/23	413	435
2	Morgan Stanley	2.188%	4/28/26	170	178
2	Morgan Stanley	3.591%	7/22/28	275	311
2,5 Morgan Stanley		0.495%	10/26/29	1,925	2,355
2	Morgan Stanley	2.699%	1/22/31	135	143
	Morgan Stanley	1.794%	2/13/32	250	247
2	Morgan Stanley	3.971%	7/22/38	90	108
2	Morgan Stanley	4.457%	4/22/39	75	95
	Morgan Stanley	4.300%	1/27/45	30	38
	Morgan Stanley	2.802%	1/25/52	90	90
	Mosaic Co.	4.875%	11/15/41	30	35
2	Mount Sinai Hospitals Group Inc.	3.737%	7/1/49	200	222
	MPLX LP	1.750%	3/1/26	225	229
	MPLX LP	4.500%	4/15/38	170	190
	MPT Operating Partnership LP / MPT Finance
	Corp.	3.500%	3/15/31	30	30
1	Mueller Water Products Inc.	5.500%	6/15/26	25	26
1	Murphy Oil USA Inc.	3.750%	2/15/31	6	6
5	Mylan Inc.	2.125%	5/23/25	1,920	2,512
	Nasdaq Inc.	2.500%	12/21/40	150	145
	National Retail Properties Inc.	2.500%	4/15/30	453	467
	National Rural Utilities Cooperative Finance
	Corp.	3.050%	4/25/27	200	223
	National Rural Utilities Cooperative Finance
	Corp.	3.700%	3/15/29	45	52
	National Rural Utilities Cooperative Finance
	Corp.	4.300%	3/15/49	60	78
1	Nationwide Financial Services Inc.	3.900%	11/30/49	65	71
1	Nationwide Mutual Insurance Co.	4.350%	4/30/50	125	142
1	Nestle Holdings Inc.	1.000%	9/15/27	325	324
1	Nestle Holdings Inc.	4.000%	9/24/48	300	379
1	Netflix Inc.	3.625%	6/15/25	40	43
	Newmont Corp.	2.800%	10/1/29	200	214
	Newmont Corp.	2.250%	10/1/30	60	62
1	Nexstar Broadcasting Inc.	4.750%	11/1/28	22	23
1	Nexstar Escrow Inc.	5.625%	7/15/27	25	27
	NextEra Energy Capital Holdings Inc.	2.750%	5/1/25	300	323
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	105	120
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	120	124
1	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	32	34
	Norfolk Southern Corp.	3.050%	5/15/50	100	104
	Northern States Power Co.	6.250%	6/1/36	144	214
	Northrop Grumman Corp.	4.030%	10/15/47	180	217
	Northrop Grumman Corp.	5.250%	5/1/50	150	214
1	Novelis Corp.	4.750%	1/30/30	7	7
	NRG Energy Inc.	7.250%	5/15/26	10	11
	NRG Energy Inc.	6.625%	1/15/27	12	13
1	NRG Energy Inc.	2.450%	12/2/27	195	203
1	NRG Energy Inc.	3.625%	2/15/31	30	31
	Nucor Corp.	2.000%	6/1/25	45	47
	Nucor Corp.	2.700%	6/1/30	110	118
	NuStar Logistics LP	5.750%	10/1/25	5	5
	NuStar Logistics LP	6.375%	10/1/30	20	22
	NVIDIA Corp.	3.700%	4/1/60	50	60
	Occidental Petroleum Corp.	3.500%	6/15/25	10	10

Occidental Petroleum Corp.	5.550%	3/15/26	16	17
Occidental Petroleum Corp.	3.400%	4/15/26	5	5
Occidental Petroleum Corp.	3.200%	8/15/26	7	7
Occidental Petroleum Corp.	3.000%	2/15/27	15	14
Occidental Petroleum Corp.	6.625%	9/1/30	4	5
Occidental Petroleum Corp.	6.125%	1/1/31	35	38
Omega Healthcare Investors Inc.	5.250%	1/15/26	708	810
Omega Healthcare Investors Inc.	3.375%	2/1/31	550	573
Oncor Electric Delivery Co. LLC	2.950%	4/1/25	445	484
Oncor Electric Delivery Co. LLC	3.800%	9/30/47	120	144
ONEOK Inc.	5.850%	1/15/26	100	119
ONEOK Inc.	3.400%	9/1/29	130	137
ONEOK Inc.	4.950%	7/13/47	50	56
ONEOK Inc.	5.200%	7/15/48	30	34
Oracle Corp.	2.500%	4/1/25	520	556
Oracle Corp.	2.950%	4/1/30	40	44
Oracle Corp.	3.600%	4/1/50	200	222
1 Outfront Media Capital LLC / Outfront Media
Capital Corp.	4.250%	1/15/29	6	6
Pacific Gas & Electric Co.	3.300%	12/1/27	100	108
Pacific Gas and Electric Co.	3.300%	8/1/40	25	24
Pacific Gas and Electric Co.	3.500%	8/1/50	35	34
PacifiCorp	4.150%	2/15/50	330	417
Packaging Corp. of America	3.400%	12/15/27	20	23
Packaging Corp. of America	4.050%	12/15/49	50	60
1 Panther BF Aggregator 2 LP / Panther Finance
Co. Inc.	8.500%	5/15/27	45	48
1 Park River Holdings Inc.	5.625%	2/1/29	20	20
1 Pattern Energy Operations LP / Pattern Energy
Operations Inc.	4.500%	8/15/28	14	15
PECO Energy Co.	4.150%	10/1/44	130	161
PECO Energy Co.	3.900%	3/1/48	50	61
1 Performance Food Group Inc.	6.875%	5/1/25	10	11
1 Performance Food Group Inc.	5.500%	10/15/27	45	47
1 PetSmart Inc. / PetSmart Finance Corp.	4.750%	2/15/28	10	10
1 PetSmart Inc. / PetSmart Finance Corp.	7.750%	2/15/29	10	10
Pfizer Inc.	2.550%	5/28/40	300	305
PG&E Corp.	5.250%	7/1/30	16	18
Philip Morris International Inc.	4.250%	11/10/44	150	179
Phillips 66	3.900%	3/15/28	50	57
Phillips 66	4.650%	11/15/34	80	95
Phillips 66 Partners LP	3.605%	2/15/25	50	54
Pioneer Natural Resources Co.	1.900%	8/15/30	180	175
Pioneer Natural Resources Co.	2.150%	1/15/31	200	198
Plains All American Pipeline LP / PAA Finance
Corp.	4.500%	12/15/26	160	180
Plains All American Pipeline LP / PAA Finance
Corp.	4.900%	2/15/45	30	31
1 Post Holdings Inc.	5.000%	8/15/26	20	21
1 Post Holdings Inc.	5.750%	3/1/27	10	11
1 Post Holdings Inc.	4.625%	4/15/30	17	18
5 Prologis Euro Finance LLC	1.500%	9/10/49	500	645
Prudential Financial Inc.	3.935%	12/7/49	310	360
Prudential Financial Inc.	4.350%	2/25/50	65	81
Public Service Co. of Colorado	6.250%	9/1/37	160	239
Public Service Co. of Colorado	3.200%	3/1/50	50	56
Public Service Electric & Gas Co.	3.600%	12/1/47	100	117
Public Service Electric & Gas Co.	3.200%	8/1/49	100	111

PulteGroup Inc.	5.500%	3/1/26	45	54
PulteGroup Inc.	5.000%	1/15/27	15	18
Qorvo Inc.	4.375%	10/15/29	10	11
1 Qorvo Inc.	3.375%	4/1/31	9	9
1 QualityTech LP / QTS Finance Corp.	3.875%	10/1/28	10	10
1 Range Resources Corp.	8.250%	1/15/29	6	6
1 Rattler Midstream LP	5.625%	7/15/25	7	7
Raytheon Technologies Corp.	3.200%	3/15/24	130	140
Raytheon Technologies Corp.	3.950%	8/16/25	15	17
Raytheon Technologies Corp.	3.500%	3/15/27	410	461
Raytheon Technologies Corp.	4.125%	11/16/28	300	354
Raytheon Technologies Corp.	4.625%	11/16/48	200	259
1 Realogy Group LLC / Realogy Co-Issuer Corp.	5.750%	1/15/29	10	10
7 Realty Income Corp.	1.625%	12/15/30	268	383
Regency Energy Partners LP / Regency Energy
Finance Corp.	4.500%	11/1/23	310	336
Republic Services Inc.	1.750%	2/15/32	100	98
1 Reynolds Group Issuer Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu	4.000%	10/15/27	40	40
1 Royal Caribbean Cruises Ltd.	10.875%	6/1/23	3	3
1 Royal Caribbean Cruises Ltd.	9.125%	6/15/23	2	2
1 Royal Caribbean Cruises Ltd.	11.500%	6/1/25	5	6
RPM International Inc.	3.750%	3/15/27	110	124
RPM International Inc.	4.550%	3/1/29	115	133
Sabine Pass Liquefaction LLC	5.625%	3/1/25	70	82
Sabine Pass Liquefaction LLC	5.875%	6/30/26	210	254
Sabine Pass Liquefaction LLC	4.200%	3/15/28	210	238
Sabra Health Care LP	5.125%	8/15/26	875	987
1 Sabre GLBL Inc.	9.250%	4/15/25	15	18
1 Sabre GLBL Inc.	7.375%	9/1/25	11	12
Santander Holdings USA Inc.	4.400%	7/13/27	250	286
1 SBA Communications Corp.	3.125%	2/1/29	25	25
Schlumberger Finance Canada Ltd.	1.400%	9/17/25	35	36
1 Scripps Escrow II Inc.	3.875%	1/15/29	6	6
1 Scripps Escrow II Inc.	5.375%	1/15/31	25	25
1 Seagate HDD Cayman	3.125%	7/15/29	20	19
1 Seagate HDD Cayman	4.125%	1/15/31	100	105
1 Seagate HDD Cayman	3.375%	7/15/31	5	5
Sempra Energy	3.250%	6/15/27	170	189
Sempra Energy	4.000%	2/1/48	25	29
Sherwin-Williams Co.	4.200%	1/15/22	183	188
Sherwin-Williams Co.	4.500%	6/1/47	110	140
Silgan Holdings Inc.	4.125%	2/1/28	10	10
Simon Property Group LP	3.500%	9/1/25	270	298
1 Sinclair Television Group Inc.	4.125%	12/1/30	30	30
1 Sirius XM Radio Inc.	4.625%	7/15/24	10	10
1 Sirius XM Radio Inc.	5.000%	8/1/27	10	11
Southern California Edison Co.	4.200%	3/1/29	125	146
Southern California Edison Co.	4.500%	9/1/40	50	58
Southern California Edison Co.	4.000%	4/1/47	70	78
Southern California Edison Co.	4.875%	3/1/49	20	25
Southern Co.	3.700%	4/30/30	60	68
Southern Co.	4.400%	7/1/46	30	36
Southwest Airlines Co.	5.250%	5/4/25	70	80
Southwest Airlines Co.	5.125%	6/15/27	80	95
Southwest Airlines Co.	2.625%	2/10/30	250	253
Southwestern Energy Co.	8.375%	9/15/28	12	13
Spectra Energy Partners LP	4.500%	3/15/45	50	57

Sprint Corp.	7.125%	6/15/24	50	58
Sprint Corp.	7.625%	3/1/26	5	6
1 SS&C Technologies Inc.	5.500%	9/30/27	19	20
Stanley Black & Decker Inc.	2.300%	3/15/30	125	131
Starbucks Corp.	3.500%	3/1/28	25	28
Starbucks Corp.	3.500%	11/15/50	125	137
State Street Corp.	2.825%	3/30/22	40	41
Steel Dynamics Inc.	2.400%	6/15/25	35	37
Steel Dynamics Inc.	3.450%	4/15/30	100	111
Sunoco Logistics Partners Operations LP	4.250%	4/1/24	150	163
Synchrony Financial	3.950%	12/1/27	460	512
Sysco Corp.	5.650%	4/1/25	131	155
T-Mobile USA Inc.	4.500%	2/1/26	29	30
1 T-Mobile USA Inc.	1.500%	2/15/26	340	345
T-Mobile USA Inc.	2.250%	2/15/26	32	32
1 T-Mobile USA Inc.	3.750%	4/15/27	100	113
1 T-Mobile USA Inc.	3.875%	4/15/30	200	225
T-Mobile USA Inc.	2.875%	2/15/31	6	6
1 T-Mobile USA Inc.	3.000%	2/15/41	280	275
1 T-Mobile USA Inc.	3.300%	2/15/51	80	78
1 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.	7.500%	10/1/25	3	3
1 Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.	6.000%	12/31/30	6	6
Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	6.500%	7/15/27	50	54
1 Targa Resources Partners LP / Targa
Resources Partners Finance Corp.	4.000%	1/15/32	10	10
1 TEGNA Inc.	4.750%	3/15/26	17	18
1 Tenet Healthcare Corp.	4.625%	9/1/24	5	5
1 Tenet Healthcare Corp.	7.500%	4/1/25	5	5
1 Tenet Healthcare Corp.	4.875%	1/1/26	40	42
1 Tenet Healthcare Corp.	6.250%	2/1/27	10	11
Time Warner Cable LLC	4.500%	9/15/42	55	62
TJX Cos. Inc.	2.250%	9/15/26	200	215
Toyota Motor Credit Corp.	0.500%	8/14/23	800	803
Toyota Motor Credit Corp.	1.800%	2/13/25	400	417
Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5	6
Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	90	99
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	135	160
1 TransDigm Inc.	8.000%	12/15/25	5	5
1 TransDigm Inc.	6.250%	3/15/26	49	52
TransDigm Inc.	5.500%	11/15/27	37	38
TRI Pointe Group Inc.	5.700%	6/15/28	20	23
1 Twitter Inc.	3.875%	12/15/27	35	37
Tyson Foods Inc.	3.550%	6/2/27	300	341
Tyson Foods Inc.	4.350%	3/1/29	130	155
Tyson Foods Inc.	5.100%	9/28/48	80	111
UDR Inc.	2.950%	9/1/26	15	16
Union Electric Co.	4.000%	4/1/48	105	128
Union Electric Co.	3.250%	10/1/49	100	110
Union Pacific Corp.	2.150%	2/5/27	490	521
Union Pacific Corp.	3.950%	9/10/28	300	349
Union Pacific Corp.	3.250%	2/5/50	107	114
1 United Natural Foods Inc.	6.750%	10/15/28	50	53
UnitedHealth Group Inc.	2.375%	8/15/24	525	558
UnitedHealth Group Inc.	2.750%	5/15/40	100	103
UnitedHealth Group Inc.	4.375%	3/15/42	280	353

1	Uniti Group LP / Uniti Group Finance Inc. / CSL
	Capital LLC	6.500%	2/15/29	25	25
1	Upjohn Inc.	1.650%	6/22/25	156	161
1	Upjohn Inc.	2.700%	6/22/30	175	184
1	Upjohn Inc.	3.850%	6/22/40	250	276
1	Urban One Inc.	7.375%	2/1/28	15	15
	US Bancorp	1.450%	5/12/25	235	242
1	US Foods Inc.	4.750%	2/15/29	15	15
1	Vail Resorts Inc.	6.250%	5/15/25	41	43
	Valero Energy Corp.	4.350%	6/1/28	70	79
	Valero Energy Corp.	4.900%	3/15/45	30	35
1	Valvoline Inc.	3.625%	6/15/31	6	6
	VEREIT Operating Partnership LP	3.400%	1/15/28	160	175
	VEREIT Operating Partnership LP	2.200%	6/15/28	160	164
	Verisk Analytics Inc.	4.000%	6/15/25	275	310
	Verizon Communications Inc.	0.850%	11/20/25	50	50
	Verizon Communications Inc.	3.000%	3/22/27	200	220
	Verizon Communications Inc.	4.016%	12/3/29	110	128
	Verizon Communications Inc.	4.400%	11/1/34	175	215
	Verizon Communications Inc.	4.812%	3/15/39	150	189
	Verizon Communications Inc.	2.650%	11/20/40	75	73
	Verizon Communications Inc.	3.850%	11/1/42	100	114
	Verizon Communications Inc.	4.862%	8/21/46	150	193
	Verizon Communications Inc.	4.000%	3/22/50	80	92
	Verizon Communications Inc.	3.000%	11/20/60	100	96
	ViacomCBS Inc.	4.750%	5/15/25	410	473
	ViacomCBS Inc.	4.200%	6/1/29	60	70
	ViacomCBS Inc.	4.375%	3/15/43	300	347
	Virginia Electric & Power Co.	3.150%	1/15/26	75	83
	Virginia Electric & Power Co.	2.950%	11/15/26	240	265
	Virginia Electric & Power Co.	2.875%	7/15/29	270	297
	Virginia Electric & Power Co.	4.200%	5/15/45	50	62
1	Vistra Operations Co. LLC	5.500%	9/1/26	45	47
1	Vistra Operations Co. LLC	5.625%	2/15/27	20	21
1	Vistra Operations Co. LLC	5.000%	7/31/27	38	39
	VMware Inc.	3.900%	8/21/27	360	404
	VMware Inc.	4.700%	5/15/30	130	154
1	VRX Escrow Corp.	6.125%	4/15/25	7	7
	Walt Disney Co.	1.750%	8/30/24	400	416
	Walt Disney Co.	3.000%	2/13/26	220	242
	Walt Disney Co.	3.700%	3/23/27	70	80
	Walt Disney Co.	6.650%	11/15/37	160	245
	Walt Disney Co.	3.500%	5/13/40	125	140
	Walt Disney Co.	2.750%	9/1/49	45	44
	Walt Disney Co.	3.600%	1/13/51	100	114
	Waste Management Inc.	0.750%	11/15/25	200	199
	Waste Management Inc.	1.150%	3/15/28	100	99
2	Wells Fargo & Co.	2.164%	2/11/26	450	470
	Wells Fargo & Co.	2.188%	4/30/26	475	498
10	Wells Fargo & Co.	4.300%	7/22/27	375	436
2,5 Wells Fargo & Co.		1.741%	5/4/30	1,400	1,864
2	Wells Fargo & Co.	2.879%	10/30/30	345	369
	Wells Fargo & Co.	3.068%	4/30/41	360	377
	Wells Fargo & Co.	4.650%	11/4/44	75	92
	Wells Fargo & Co.	4.400%	6/14/46	60	71
	Wells Fargo & Co.	5.013%	4/4/51	80	110
7	Wells Fargo Bank NA	5.250%	8/1/23	1,300	1,973
	Welltower Inc.	4.250%	4/1/26	50	58

1	WESCO Distribution Inc.	7.250%	6/15/28	31	35
	Western Digital Corp.	4.750%	2/15/26	39	43
	Western Midstream Operating LP	5.050%	2/1/30	30	33
	Weyerhaeuser Co.	4.000%	11/15/29	40	46
	Weyerhaeuser Co.	4.000%	4/15/30	10	12
1	White Cap Buyer LLC	6.875%	10/15/28	7	7
1	William Carter Co.	5.500%	5/15/25	28	30
	Williams Cos. Inc.	3.750%	6/15/27	125	142
	Williams Cos. Inc.	6.300%	4/15/40	65	85
	Williams Cos. Inc.	4.850%	3/1/48	60	71
1	Williams Scotsman International Inc.	4.625%	8/15/28	9	9
	Willis North America Inc.	2.950%	9/15/29	85	92
	Willis North America Inc.	3.875%	9/15/49	70	82
1	WMG Acquisition Corp.	3.000%	2/15/31	10	10
	WPX Energy Inc.	5.250%	10/15/27	45	47
	WPX Energy Inc.	5.875%	6/15/28	15	16
	WPX Energy Inc.	4.500%	1/15/30	125	132
1	WR Grace & Co-Conn	4.875%	6/15/27	6	6
1	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	23	23
	Xcel Energy Inc.	3.300%	6/1/25	275	300
	Xcel Energy Inc.	3.500%	12/1/49	200	221
	Zimmer Biomet Holdings Inc.	3.550%	4/1/25	260	287
	Zoetis Inc.	3.000%	5/15/50	190	200
					129,170
Taxable Municipal Bonds (0.5%)
	California Institute of Technology Revenue	3.650%	9/1/19	400	444
11	New Jersey Economic Development Authority
	Revenue (State Pension Funding)	7.425%	2/15/29	550	722
	New York Metropolitan Transportation
	Authority Revenue (Transit Revenue)	5.871%	11/15/39	300	391
					1,557
U.S. Government and Agency Obligations (4.6%)
¤,2	Ginnie Mae II Pool	2.000%	2/1/51–3/1/51	2,000	2,071
¤,2,12 UMBS Pool		2.000%	1/1/51–4/1/51	7,500	7,721
	United States Treasury Note/Bond	0.125%	6/30/22	1,000	1,000
13	United States Treasury Note/Bond	0.125%	7/31/22	2,400	2,401

					13,193
Total United States (Cost $139,595)					145,528

				Shares
Temporary Cash Investment (11.6%)
Money Market Fund (11.6%)
14	Vanguard Market Liquidity Fund (Cost $33,552)	0.107%		335,524	33,552

				Notional
				Amount on
				Underlying
		Expiration	Exercise	Swap
	Counterparty	Date	Rate	($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Call Swaptions
	2-Year Interest Rate Swap, Pays 3M USD LIBOR Quarterly, Receives 0.603% Semiannually

	NGFP	1/13/23	0.603%	2,422	11

2-Year Interest Rate Swap,
Pays 3M USD LIBOR
Quarterly, Receives 0.608%
Semiannually	CITNA	1/17/23	0.608%	2,429	11
					22
Put Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	2/17/21	0.600%	2,560	3
Total Options Purchased (Cost $25)					25
Total Investments (101.5%) (Cost $281,915)					292,695
Other Assets and Liabilities -Net (-1.5%)					(4,457)
Net Assets (100%)					288,238
Cost is in $000.

¤ Includes securities purchased on a when-issued or delayed -delivery basis for which the fund has not taken delivery as of January 31, 2021.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate value of these securities was $25,838,000, representing 9.0% of net assets.
2 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3 Face amount denominated in Australian dollars.
4 Variable rate security; rate shown is effective rate at period end. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5 Face amount denominated in euro.
6 Face amount denominated in Canadian dollars.
7 Face amount denominated in British pounds.
8 Face amount denominated in Japanese yen.
9 Guaranteed by the Kingdom of Saudi Arabia.
10 Securities with a value of $488,000 have been segregated as initial margin for open futures contracts.
11 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13 Securities with a value of $38,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
14 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3M—3-month.
CITNA—Citibank, N.A.
JPMC—JPMorgan Chase Bank, N.A.
LIBOR—London Interbank Offered Rate.
NGFP—Nomura Global Financial Products Inc.
UMBS —Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End
Options Written

				Notional
				Amount on
				Underlying	Market
		Expiration	Exercise	Swap	Value
	Counterparty	Date	Rate	($000)	($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Sold,
Receives 1.000% Quarterly	JPMC	2/17/21	0.525	2,560	(1)

Put Swaptions
5-Year CDX-NA-IG-S35-V1,
Credit Protection Purchased,
Pays 1.000% Quarterly	JPMC	2/17/21	0.525	2,560	(7)
Total Options Written (Premiums Received $13)					(8)

Futures Contracts
					($000)
					Value and
		Number of			Unrealized
		Long (Short)		Notional	Appreciation
		Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2021		58	12,817	4
Euro-Schatz	March 2021		61	8,315	—
Euro-Bobl	March 2021		38	6,237	2
Long Gilt	March 2021		28	5,144	(9)
Long U.S. Treasury Bond	March 2021		21	3,543	(55)
10-Year Government of Canada Bond	March 2021		24	2,770	(20)
5-Year Government of Canada Bond	March 2021		14	1,397	1
Euro-Buxl	March 2021		4	1,074	(2)
Ultra Long U.S. Treasury Note	March 2021		4	819	—
Mini JBG 10-Year	March 2021		5	724	(1)
Ultra 10-Year U.S. Treasury Note	March 2021		3	461	—
AUD 10-Year Treasury Bond	March 2021		2	223	(2)
					(82)

Short Futures Contracts
10-Year U.S. Treasury Note	March 2021		(98)	(13,429)	(42)
5-Year U.S. Treasury Note	March 2021		(53)	(6,671)	(5)
Euro-Bund	March 2021		(8)	(1,721)	1
					(46)
					(128)

Forward Currency Contracts
	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
BNP Paribas	2/12/21	EUR	2,610	USD	3,175	—	(7)
BNP Paribas	7/22/22	JPY	249,482	USD	2,485	—	(98)
HSBC Bank USA, N.A.	2/12/21	GBP	1,694	USD	2,308	13	—
Morgan Stanley Capital
Services LLC	2/12/21	GBP	1,425	USD	1,942	9	—
BNP Paribas	2/12/21	GBP	1,067	USD	1,459	4	—
Citigroup Global Markets
Inc.	2/12/21	EUR	716	USD	881	—	(13)
Goldman Sachs Bank USA	2/12/21	MXN	11,412	USD	581	—	(25)
J.P. Morgan Securities LLC	2/12/21	GBP	370	USD	508	—	(1)
J.P. Morgan Securities LLC	2/19/21	JPY	44,676	USD	430	—	(4)
J.P. Morgan Securities LLC	2/19/21	NOK	3,044	USD	358	—	(3)
J.P. Morgan Securities LLC	2/12/21	EUR	241	USD	291	2	—
J.P. Morgan Securities LLC	2/19/21	MXN	4,237	USD	214	—	(8)
Morgan Stanley Capital
Services LLC	2/12/21	EUR	138	USD	168	—	—
J.P. Morgan Securities LLC	2/19/21	CAD	183	USD	144	—	(1)
J.P. Morgan Securities LLC	2/19/21	AUD	186	USD	143	—	(1)
BNP Paribas	2/12/21	EUR	32	USD	39	—	—
BNP Paribas	2/12/21	USD	59,630	EUR	48,423	852	—
BNP Paribas	2/12/21	USD	14,580	GBP	10,740	—	(137)
Morgan Stanley Capital
Services LLC	2/12/21	USD	3,335	CAD	4,242	18	—
BNP Paribas	7/22/22	USD	2,485	JPY	249,482	98	—
BNP Paribas	2/12/21	USD	2,457	AUD	3,160	42	—
Morgan Stanley Capital
Services LLC	2/12/21	USD	2,064	EUR	1,698	4	—
Morgan Stanley Capital
Services LLC	2/12/21	USD	1,342	EUR	1,107	—	(3)
Barclays Bank plc	2/12/21	USD	862	GBP	637	—	(11)
Morgan Stanley Capital
Services LLC	2/12/21	USD	623	JPY	64,221	9	—
HSBC Bank USA, N.A.	2/12/21	USD	530	MXN	10,538	16	—
Barclays Bank plc	7/22/22	USD	483	JPY	49,480	10	—
Goldman Sachs Bank USA	2/12/21	USD	346	EUR	286	—	—

J.P. Morgan Securities LLC	2/12/21	USD	304	EUR	248	4	—
J.P. Morgan Securities LLC	2/19/21	USD	216	SEK	1,797	1	—
Morgan Stanley Capital
Services LLC	2/12/21	USD	143	GBP	105	—	—
J.P. Morgan Securities LLC	2/12/21	USD	10	CAD	13	—	—
BNP Paribas	2/12/21	USD	9	CAD	12	—	—
Standard Chartered Bank	2/12/21	USD	4	NZD	5	—	—
						1,082	(312)

AUD—Australian dollar.
CAD—Canadian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
NOK —Norwegian krone.
NZD—New Zealand dollar.
SEK—Swedish krona.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
				Periodic
				Premium		Unrealized
			Notional	Received		Appreciation
	Termination		Amount	(Paid)[1]	Value	(Depreciation)
Reference Entity	Date		(000)	(%)	($000)	($000)
Credit Protection Sold
CDX-NA-IG-S35-V1	12/22/25	USD	430	1.000	9	—
						—

1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps

						Remaining
				Periodic		Up-Front
				Premium		Premium
			Notional	Received		Paid	Unrealized	Unrealized
Reference	Termination		Amount	(Paid)[2]	Value	(Received)	Appreciation	(Depreciation)
Entity	Date	Counterparty	($000)	(%)	($000)	($000)	($000)	($000)
Credit Protection Sold/Moody's Rating
BP plc/A1	12/22/25	GSI	1,900[1]	1.000	46	24	22	—
Russian
Federation/Baa3	12/22/25	GSI	705	1.000	1	(1)	2	—
Unibail-
Rodamco-
Westfield
SE/Baa1	12/22/25	GSI	1,650[1]	1.000	(62)	(53)	—	(9)

Unibail-
Rodamco-
Westfield
SE/Baa1	12/22/25	GSI	900 [1]	1.000	(34)	(28)	—	(6)
Unibail-
Rodamco-
Westfield
SE/Baa1	12/22/25	GSI	500 [1]	1.000	(19)	(16)	—	(3)
Volkswagen
AG/A3	12/22/25	BNPSW	2,200[1]	1.000	27	17	10	—
					(41)	(57)	34	(18)

Credit Protection Purchased
Republic of
Columbia	12/22/25	GSI	3,078	(1.000)	19	47	—	(28)
Republic of
Columbia	12/22/25	GSI	3,044	(1.000)	18	54	—	(36)
Republic of
South Africa	12/22/25	MSCS	410	(1.000)	24	36	—	(12)
United Mexican
States	12/22/25	MSCS	200	(1.000)	(1)	(2)	1	—
					60	135	1	(76)
					19	78	35	(94)

The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
1 Notional amount denominated in euro.
2 Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
MSCS—Morgan Stanley Capital Services LLC.
At January 31, 2021, the counterparties had deposited in segregated accounts securities with a value of
$1,018,000 and cash of $20,000 in connection with open forward currency contracts and open over -the-
counter swap contracts.

Centrally Cleared Interest Rate Swaps
			Fixed	Floating
			Interest	Interest
			Rate	Rate		Unrealized
	Future	Notional	Received	Received		Appreciation
Termination	Effective	Amount	(Paid) [2]	(Paid) [3]	Value	(Depreciation)
Date	Date[1]	($000)	(%)	(%)	($000)	($000)

1/17/25	1/17/23	1,211	(0.603)	0.000	(1)	(1)

1/20/25	1/19/23	1,215	(0.608)	0.000	2	2

					1	1

1 Forward interest rate swap. In a forward interest rate swap, the fund and the counterparty agree to make periodic net payments beginning on a specified future effective date.
2 Fixed interest payment received/paid semiannually.
3 Based on 3-month USD LIBOR as of the most recent payment date. Floating interest payment received/paid quarterly.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange
(generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset -backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures a dopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-
traded funds), between the time the foreign markets close and the fund's pricing time. When fair -value pricing is employed, the prices of securities used by a fund to calculate its net asset value may diff er from quoted or published prices for the same securities.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time t hey are recorded as realized foreign currency gains (losses).

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).

E. Swaptions: The fund invests in options on swaps, which are transacted over -the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund's sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay a fixed rate and receive a floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.

The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.

Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as an asset (liability) and as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains (losses) are recognized.

F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.

The fund enters into interest rate swap transactions to adjust the fund's sensitivity to changes in inter est rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other an amount that is a fixed percentage rate applied to a notional amount.
In return, the counterparty agrees to pay a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.

The fund enters into centrally cleared interest rate and credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract.
To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers and clearinghouse;
and has entered into agreements with its clearing brokers and executing brokers.

The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.

G. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage -
backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-
backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement
(MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements.

H. Various inputs may be used to determine the value of the fund's investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2021, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
	($000)	($000)	($000)	($000)
Investments
Assets
Corporate Bonds	—	194,807	—	194,807
Sovereign Bonds	—	47,520	—	47,520
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,041	—	2,041
Taxable Municipal Bonds	—	1,557	—	1,557
U.S. Government and Agency Obligations	—	13,193	—	13,193
Temporary Cash Investments	33,552	—	—	33,552
Options Purchased	—	25	—	25
Total	33,552	259,143	—	292,695
Derivative Financial Instruments
Assets
Futures Contracts[1]	31	—	—	31
Forward Currency Contracts	—	1,082	—	1,082
Swap Contracts	3[1]	35	—	38
Total	34	1,117	—	1,151
Liabilities
Options Written	—	8	—	8
Futures Contracts[1]	18	—	—	18
Forward Currency Contracts	—	312	—	312
Swap Contracts	—[1]	94	—	94
Total	18	414	—	432
1 Represents variation margin on the last day of the reporting period.